UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2019

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (defined herein) or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held within the fund complex and may apply to all funds held through your financial intermediary.

Table of Contents

Expense Example	3

Sector Allocation of Portfolio Assets	5

Schedule of Investments	6

Schedule of Securities Sold Short	9

Schedule of Options Written	11

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Statement of Cash Flows	16

Financial Highlights	17

Notes to Financial Statements	19

Householding	33

Notice to Shareholders	34

Privacy Notice	35

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2019 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/19 – 6/30/19).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively.  Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2019 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/19	6/30/19	1/1/19 – 6/30/19
Actual(2)
Investor Class	$1,000.00	$1,022.80	$9.28
Institutional Class	$1,000.00	$1,023.20	$8.03
Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,015.62	$9.25
Institutional Class	$1,000.00	$1,016.86	$8.00

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 1.85% and 1.60%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.68 and $7.45 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.81 and $7.56 for the Investor Class and the Institutional Class, respectively.

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2019 (Unaudited)

Percentages represent market value as a percentage of total long investments.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited)

Shares	COMMON STOCKS – 99.0%	Value

	Administrative and Support Services – 3.1%
40,100	Total System Services, Inc.	$5,143,627

	Air Transportation – 0.7%
51,300	WestJet Airlines Ltd. (b)	1,204,202

	Broadcasting (except Internet) – 0.4%
16,200	Fox Corp. – Class A	593,568

	Chemical Manufacturing – 12.2%
13,900	Allergan plc (b)	2,327,277
59,000	Array BioPharma, Inc. (a)	2,733,470
110,400	Celgene Corp. (a)(c)	10,205,376
5,300	Spark Theraputics, Inc. (a)	542,614
80,500	Versum Materials, Inc.	4,152,190
		19,960,927
	Computer and Electronic
	Product Manufacturing – 12.8%
30,800	Aquantia Corp. (a)	401,324
78,500	Cray, Inc. (a)	2,733,370
50,000	Cypress Semiconductor Corp.	1,112,000
63,500	L3 Technologies, Inc. (c)	15,568,295
10,000	Mellanox Technologies Ltd. (a)(b)	1,106,700
		20,921,689
	Credit Intermediation and Related Activities – 13.2%
68,800	LegacyTexas Financial Group, Inc.	2,800,848
231,900	SunTrust Banks, Inc. (c)	14,574,915
205,600	TCF Financial Corp.	4,274,424
		21,650,187
	Data Processing, Hosting,
	and Related Services – 10.5%
300,800	First Data Corp. – Class A (a)(c)	8,142,656
48,700	Red Hat, Inc. (a)(c)	9,143,912
		17,286,568
	Gasoline Stations – 3.4%
157,300	AmeriGas Partners LP (c)	5,480,332

	Machinery Manufacturing – 0.1%
3,415	II-VI, Inc. (a)	124,852

	Mining (except Oil and Gas) – 0.0%
2	Newmont Goldcorp Corp.	77

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 99.0% (Continued)	Value

	Nonstore Retailers – 2.4%
42,000	Liberty Expedia Holdings, Inc. (a)	$2,007,180
37,500	Shutterfly, Inc. (a)(e)	1,895,625
		3,902,805
	Oil and Gas Extraction – 8.0%
100,950	Anadarko Petroleum Corp.	7,123,032
165,400	Andeavor Logistics LP (c)	6,008,982
		13,132,014
	Other Financial Investment Activities – 6.6%
218,000	Oaktree Capital Group, LLC (c)	10,799,720

	Pipeline Transportation – 1.2%
78,100	American Midstream Partners LP	403,777
39,600	Buckeye Partners LP	1,625,580
		2,029,357
	Primary Metal Manufacturing – 0.1%
21,552	SunCoke Energy, Inc. (a)	191,383

	Professional, Scientific, and
	Technical Services – 1.6%
102,700	Control4 Corp. (a)	2,439,125
6,500	Electronics For Imaging, Inc. (a)	239,915
		2,679,040
	Publishing Industries (except Internet) – 8.5%
71,300	Medidata Solutions, Inc. (a)(e)	6,453,363
20,200	Tableau Software, Inc. (a)	3,353,604
88,400	Tribune Media Co. – Class A	4,085,848
		13,892,815
	Real Estate – 4.7%
170,700	HFF, Inc.	7,763,436

	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 7.1%
95,200	Worldpay, Inc. (a)(c)	11,666,760

	Transportation Equipment Manufacturing – 2.4%
30,000	WABCO Holdings, Inc. (a)	3,978,000
	TOTAL COMMON STOCKS
	(Cost $156,593,995)	162,401,359

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2019 (Unaudited), Continued

Shares	MONEY MARKET DEPOSIT ACCOUNTS – 3.8%	Value

6,223,085	U.S. Bank Money Market
	Deposit Account, 2.11% (d)	$6,223,085
	TOTAL MONEY MARKET DEPOSIT ACCOUNTS
	(Cost $6,223,085)	6,223,085
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $162,817,080) – 102.8%	168,624,444
	Liabilities in Excess of Other Assets – (2.8)%	(4,615,879)
	NET ASSETS – 100.0%	$164,008,565

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2019.
(e)	All or a portion of the security is pledged as collateral for written options.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2019 (Unaudited)

Shares	COMMON STOCKS – 54.2%	Value

	Administrative and Support Services – 6.6%
88,413	Fidelity National Information Services, Inc.	$10,846,507

	Chemical Manufacturing – 3.6%
12,037	AbbVie, Inc.	875,331
107,600	Bristol-Myers Squibb Co.	4,879,660
66,700	Celgene Corp. (a)	146,740
		5,901,731
	Computer and Electronic
	Product Manufacturing – 9.7%
15,400	Finisar Corp. (a)	352,198
82,550	Harris Corp.	15,612,682
		15,964,880
	Credit Intermediation and Related Activities – 16.3%
300,309	BB&T Corp.	14,754,181
104,464	Chemical Financial Corp.	4,294,515
32,487	Global Payments, Inc.	5,202,143
36,325	Prosperity Bancshares, Inc.	2,399,266
		26,650,105
	Data Processing, Hosting, and Related Services – 5.1%
91,121	Fiserv, Inc. (a)	8,306,590

	Oil and Gas Extraction – 0.6%
20,194	Occidental Petroleum Corp.	1,015,354

	Petroleum and Coal Products Manufacturing – 0.1%
1,780	Chevron Corp.	221,503

	Primary Metal Manufacturing – 0.1%
21,015	SunCoke Energy, Inc. (a)	186,613

	Professional, Scientific, and
	Technical Services – 5.8%
187,827	MPLX LP	6,046,151
22,278	salesforce.com, Inc. (a)	3,380,241
		9,426,392
	Real Estate – 2.2%
25,690	Jones Lang LaSalle, Inc.	3,614,326

	Sporting Goods, Hobby, Musical Instrument,
	and Book Stores – 0.3%
65,500	Barnes & Noble, Inc.	438,195

	Support Activities for Transportation – 1.2%
15,119	Expedia Group, Inc.	2,011,281

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2019 (Unaudited), Continued

Shares	COMMON STOCKS – 54.2% (Continued)	Value

	Utilities – 2.6%
78,650	UGI Corp.	$4,200,697
	TOTAL COMMON STOCKS
	(Proceeds $85,039,980)	88,784,174

	REITS – 3.4%
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 3.4%
117,391	Brookfield Asset Management, Inc. – Class A (b)	5,608,942
	TOTAL REITS
	(Proceeds $5,434,876)	5,608,942
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $90,474,856)	$94,393,116

(a)	Non-income producing security.
(b)	Foreign issued security.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2019 (Unaudited)

Contracts
(100 shares
per contract)	CALL OPTIONS – 0.0%	Value

137	Medidata Solutions, Inc.
	Expiration: October 2019, Exercise Price: $95.00
	Notional amount: $1,239,987	$4,795
312	Shutterfly, Inc.
	Expiration: December 2019, Exercise Price: $52.50
	Notional amount: $1,577,160	6,240
	TOTAL OPTIONS WRITTEN
	(Premiums received $13,283)	$11,035

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2019 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $162,817,080)	$168,624,444
Deposit at broker for derivative instruments[1]	91,203,853
Receivables
Securities sold	3,124,869
Dividends and interest	190,682
Dividend tax reclaim	19,668
Fund shares purchased	502,225
Prepaid expenses	32,355
Total assets	263,698,096

LIABILITIES
Options written, at value (premiums received $13,283)	11,035
Securities sold short (proceeds $90,474,856)	94,393,116
Payables
Securities purchased	4,969,974
Fund shares redeemed	12,059
Dividends on short positions	31,966
Due to advisor	171,927
Administration and fund accounting fees	47,502
Transfer agent fees and expenses	13,521
Audit fees	11,806
Chief Compliance Officer fee	2,947
Custody fees	7,157
12b-1 distribution fees – Investor Class	407
Reports to shareholders	14,333
Trustee fees and expenses	637
Accrued other expenses	1,144
Total liabilities	99,689,531
NET ASSETS	$164,008,565

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$1,992,920
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	184,907
Net asset value, offering and redemption price per share	$10.78
Institutional Class Shares
Net assets applicable to shares outstanding	$162,015,645
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	14,688,173
Net asset value, offering and redemption price per share	$11.03
COMPONENTS OF NET ASSETS
Paid-in capital	$157,946,616
Total distributable earnings	6,061,949
Net assets	$164,008,565

[1]	Deposit at broker serves as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and issuance fees of
$1,749 and $820, respectively)	$597,893
Interest	594,858
Total income	1,192,751
Expenses
Advisory fees (Note 4)	1,074,978
Administration and fund accounting fees (Note 4)	94,356
Transfer agent fees and expenses (Note 4)	31,043
Registration fees	22,011
Custody fees (Note 4)	12,749
Audit fees	11,806
Trustee fees and expenses	8,670
Printing and mailing expense	7,727
Chief Compliance Officer fee (Note 4)	6,570
Legal fees	6,052
Miscellaneous	5,760
12b-1 distribution fees – Investor Class (Note 5)	2,438
Total expenses before dividends on short positions	1,284,160
Dividends expense on short positions	93,688
Total expenses before expense recoupment by Advisor	1,377,848
Advisory fee recoupment (Note 4)	1,433
Net expenses	1,379,281
Net investment loss	(186,530)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, OPTIONS AND SECURITIES SOLD SHORT
Net realized gain/(loss) on transactions from:
Investments	1,631,563
Foreign currency	(258)
Purchased options	(363,919)
Written options	111,370
Securities sold short	746,261
Net change in unrealized appreciation/(depreciation) on:
Investments	9,645,256
Foreign currency	(17,200)
Written options	2,248
Securities sold short	(7,443,067)
Net realized and unrealized gain on investments,
foreign currency, options and securities sold short	4,312,254
Net Increase in Net Assets Resulting from Operations	$4,125,724

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(186,530)	$(1,264,724)
Net realized gain/(loss) on transactions from:
Investments	1,631,563	8,335,472
Foreign currency	(258)	(228,777)
Purchased options	(363,919)	(348,867)
Written options	111,370	181,952
Securities sold short	746,261	(3,459,374)
Swap contracts	—	(117,641)
Net change in unrealized appreciation/(depreciation) on:
Investments	9,645,256	(8,157,582)
Foreign currency	(17,200)	133,958
Written options	2,248	(12,741)
Securities sold short	(7,443,067)	7,101,531
Net increase in net assets
resulting from operations	4,125,724	2,163,207
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Investor Class Shares	—	(16,124)
Institutional Class Shares	—	(1,506,497)
Total distributions to shareholders	—	(1,522,621)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net
change in outstanding shares (a)	(19,994,154)	26,989,339
Total increase/(decrease) in net assets	(15,868,430)	27,629,925
NET ASSETS
Beginning of period	179,876,995	152,247,070
End of period	$164,008,565	$179,876,995

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Investor Class Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,746	$147,391	208,854	$2,201,675
Shares issued on reinvestments
of distributions	—	—	1,411	14,898
Shares redeemed	(14,137)	(151,644)	(434,004)	(4,582,350)
Net decrease	(391)	$(4,253)	(223,739)	$(2,365,777)

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
Institutional Class Shares	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,317,573	$14,436,509	8,250,186	$88,633,042
Shares issued on
reinvestments of distributions	—	—	137,770	1,486,539
Shares redeemed	(3,139,526)	(34,426,410)	(5,657,413)	(60,764,465)
Net increase/(decrease)	(1,821,953)	$(19,989,901)	2,730,543	$29,355,116

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2019 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net increase in net assets from operations	$4,125,724
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(192,991,967)
Proceeds from sale of investment securities	139,814,849
Proceeds from short sales	111,279,856
Closed short sale transactions	(46,380,901)
Proceeds from written options	196,391
Closed written options	(4,234)
Sale of short-term investments, net	43,923,896
Decrease in foreign currency	7,780
Increase in deposits at broker	(61,782,922)
Increase in dividends and interest receivable	(22,920)
Decrease in receivable for securities sold	3,341,873
Increase in prepaid expenses and other assets	(14,968)
Decrease in due to Advisor	(41,506)
Increase in payable for securities purchased	4,784,414
Decrease in payable for dividends on short positions	(58,439)
Increase in accrued administration fees	8,179
Decrease in 12b-1 distribution and service fees	(162)
Increase in custody fees	4,538
Increase in transfer agent fees and expenses	3,018
Decrease in other accrued expenses	(4,066)
Net realized gain on investments, purchased options,
written options and securities sold short	(2,125,275)
Unrealized appreciation on securities, written options
and securities sold short	(2,204,437)
Return of capital dividend	408,324
Proceeds received through mergers	14,400,161
Net cash provided by operating activities	16,667,206

Cash flows from financing activities:
Proceeds from shares sold	14,227,814
Payment on shares redeemed	(34,768,164)
Net cash used in financing activities	(20,540,350)
Net decrease in cash	(3,873,144)
Cash:
Beginning balance	3,873,144
Ending balance	$—

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares
	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$10.54		$10.53	$10.22	$10.30	$10.43	$10.21
Income from
investment operations:
Net investment loss^	(0.03)		(0.10)	(0.15)	(0.16)	(0.15)	(0.13)
Net realized and unrealized
gain on investments	0.27		0.19	0.46	0.13	0.38	0.47
Total from
investment operations	0.24		0.09	0.31	(0.03)	0.23	0.34
Less distributions:
From net
investment income	—		—	—	—	(0.02)	—
From net realized
gain on investments	—		(0.08)	—	(0.05)	(0.34)	(0.12)
Total distributions	—		(0.08)	—	(0.05)	(0.36)	(0.12)
Net asset value,
end of period	$10.78		$10.54	$10.53	$10.22	$10.30	$10.43
Total return	2.28	%+	0.88%	3.03%	-0.30%	2.22%	3.31%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$1,993		$1,954	$4,306	$6,370	$10,882	$1,312
Ratio of expenses
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	1.85	%++	2.28%	2.38%	2.26%	2.51%	4.75%
After fee waiver, expense
reimbursement and
expense recoupment	1.85	%++#	2.31%‡	2.38%‡	2.26%‡	2.44%‡	2.87%‡
Ratio of net investment loss
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	(0.48	%)++	(0.88%)	(1.51%)	(1.55%)	(1.44%)	(3.15%)
After fee waiver, expense
reimbursement and
expense recoupment	(0.48	%)++	(0.91%)	(1.51%)	(1.55%)	(1.37%)	(1.27%)
Portfolio turnover rate	148.01	%+	284.51%	218.34%	223.84%	228.64%	214.06%

^	Based on average shares outstanding.
‡	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.75%.
+	Not annualized.
++	Annualized.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.74%.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares
	Six Months
	Ended
	June 30,
	2019		Year Ended December 31,
	(Unaudited)		2018	2017	2016	2015	2014
Net asset value,
beginning of period	$10.78		$10.74	$10.40	$10.45	$10.55	$10.25
Income from
investment operations:
Net investment loss^	(0.01)		(0.07)	(0.13)	(0.13)	(0.14)	(0.14)
Net realized and unrealized
gain on investments	0.26		0.19	0.47	0.13	0.40	0.56
Total from
investment operations	0.25		0.12	0.34	—	0.26	0.42
Less distributions:
From net
investment income	—		—	—	—	(0.02)	—
From net realized
gain on investments	—		(0.08)	—	(0.05)	(0.34)	(0.12)
Total distributions	—		(0.08)	—	(0.05)	(0.36)	(0.12)
Net asset value,
end of period	$11.03		$10.78	$10.74	$10.40	$10.45	$10.55
Total return	2.32	%+	1.15%	3.27%	-0.01%	2.48%	4.08%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$162,016		$177,923	$147,941	$149,800	$118,124	$53,263
Ratio of expenses
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	1.60	%++	2.06%	2.09%	2.01%	2.38%	3.00%
After fee waiver, expense
reimbursement and
expense recoupment	1.60	%++#	2.09%‡	2.09%‡	2.01%‡	2.28%‡	2.59%‡
Ratio of net investment loss
to average net assets:
Before fee waiver, expense
reimbursement and
expense recoupment	(0.21	%)++	(0.64%)	(1.21%)	(1.30%)	(1.42%)	(1.74%)
After fee waiver, expense
reimbursement and
expense recoupment	(0.21	%)++	(0.67%)	(1.21%)	(1.30%)	(1.32%)	(1.33%)
Portfolio turnover rate	148.01	%+	284.51%	218.34%	223.84%	228.64%	214.06%

^	Based on average shares outstanding.
‡	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.50%.
+	Not annualized.
++	Annualized.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.49%.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2016-2018, or expected to be taken in the Fund’s 2019 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Concentration of Credit Risk: The Fund maintains cash balances with high-quality financial institutions.  At various times throughout the year, the amounts may exceed federally insured limits and subject the Fund to credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

G.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

I.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

J.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Fund’s advisor, Kellner Management, L.P. (the “Advisor”), and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent the Fund does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2019 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(363,919)
Equity Contracts	Realized gain on written options	111,370
Equity Contracts	Change in unrealized appreciation
	on written options	2,248

The average monthly quantities and notional values of purchased and written options during the six months ended June 30, 2019 for the Fund were as follows:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	555	$3,882,787
Written Option Contracts	438	$3,049,292

The Fund did not hold any total return swap contracts during the six months ended June 30, 2019.

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The guidance requires retrospective application for all comparative periods presented.

The Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties.  These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian.  The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

K.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support and
Waste Management	$5,143,627	$—	$—	$5,143,627
Finance and Insurance	44,116,667	—	—	44,116,667
Information	31,772,951	—	—	31,772,951
Manufacturing	34,971,475	—	—	34,971,475
Mining, Quarrying, and
Oil and Gas Extraction	13,132,091	—	—	13,132,091
Professional, Scientific,
and Technical Services	12,884,416	—	—	12,884,416
Real Estate, Rental,
and Leasing	7,763,436	—	—	7,763,436
Retail Trade	9,383,137	—	—	9,383,137
Transportation and
Warehousing	3,233,559	—	—	3,233,559
Total Common Stocks	162,401,359	—	—	162,401,359
Money Market
Deposit Accounts	6,223,085	—	—	6,223,085
Total Investments
in Securities	$168,624,444	$—	$—	$168,624,444
Liabilities:
Securities Sold Short	$94,393,116	$—	$—	$94,393,116
Written Options	$4,795	$6,240	$—	$11,035

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2019, the end of the reporting period.  During the six months ended June 30, 2019, the Fund recognized no transfers between levels.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provided the Fund with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 1.25% of the Fund’s average daily net assets up to $2 billion in assets, 1.125% on assets between $2 billion to $4 billion, and 1.00% on assets in excess of $4 billion.  For the six months ended June 30, 2019, the Fund incurred $1,074,978 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2019, the Advisor recouped $1,433 in previously waived expenses. As of June 30, 2019, the Advisor has recouped all previously waived expenses.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.  Fees paid by the Fund to Fund Services for these services for the six months ended June 30, 2019 are disclosed in the Statement of Operations.

U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund and is an affiliate of the Administrator.

Compass Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan requires the payment of a monthly service fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made by the Distributor pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2019, the Fund incurred distribution expenses of $2,438 for the Investor Class shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2019, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $195,281,888 and $139,814,849, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a credit line in the amount of $15,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended June 30, 2019, the Fund did not draw upon the line of credit.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2019 and the year ended December 31, 2018 was as follows:

	June 30, 2019	December 31, 2018
Ordinary Income	$ —	$1,147,042
Long-term Capital Gain	—	375,579

As of December 31, 2018, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$167,662,081
Gross unrealized appreciation	1,318,526
Gross unrealized depreciation	(5,646,238)
Net unrealized depreciation (a)	(4,327,712)
Net unrealized appreciation on short sales
and foreign currency	3,529,509
Undistributed ordinary income	2,014,904
Undistributed long-term capital gain	719,524
Total distributable earnings	2,734,428
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$1,936,225

(a) The difference between book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

•	Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Derivatives Risk. The Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risk. A swap agreement is a form of derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2019 (Unaudited), Continued

volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk. A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Counterparty Risk.  Counterparty risk arises upon entering into borrowing arrangements or derivative transactions and is the risk from the potential inability of counterparties to meet the terms of their contracts.

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at June 30, 2019 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Compass Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 855-535-5637.

KL-SEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date     9/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date     9/6/19

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date     9/9/19

* Print the name and title of each signing officer under his or her signature